Provisions - Disclosure of provisions (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Current provisions	€ 14,220	€ 13,724
Non-current provisions	8,860	7,744
Total	23,080	21,468	€ 19,771
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Current provisions	3,737	3,574
Non-current provisions	5,571	5,410
Total	9,308	8,984	9,265
Sales incentives
Disclosure of other provisions [line items]
Current provisions	6,343	6,031
Non-current provisions	0	0
Total	6,343	6,031	3,395
Restructuring
Disclosure of other provisions [line items]
Current provisions	1,035	958
Non-current provisions	544	342
Total	1,579	1,300	1,540
Legal proceedings and disputes
Disclosure of other provisions [line items]
Current provisions	457	343
Non-current provisions	618	747
Total	1,075	1,090	1,198
Commercial risks
Disclosure of other provisions [line items]
Current provisions	1,910	2,301
Non-current provisions	1,208	422
Total	3,118	2,723	2,672
Other risks
Disclosure of other provisions [line items]
Current provisions	738	517
Non-current provisions	919	823
Total	€ 1,657	€ 1,340	€ 1,701